Schedule of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total revenue	$ 4,524	$ 4,658	$ 9,736	$ 7,192
UNITED STATES
Total revenue	4,490	4,658
ISRAEL
Total revenue	17
FRANCE
Total revenue	$ 17